Property and equipment, net - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 18,275,703	$ 2,867,857	¥ 21,126,504	¥ 32,814,894